NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
Note 13: Net Loss Per Share
Diluted earnings per share (“EPS”) includes the dilutive effect of common stock equivalents and is computed using the weighted-average number of common stock and common stock equivalents outstanding during the reporting period. Diluted EPS for the three and nine months ended September 30, 2022 and 2021 excluded common stock equivalents because the effect of their inclusion would be anti-dilutive or would decrease the reported loss per share. The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

Three and Nine Months Ended September 30,	2022	2021
Stock options outstanding	6,061,133	8,780,936
Warrants to purchase common stock – equity classified	4,000,000	4,000,000
Unvested restricted stock units	1,053,000	—

Total	11,114,133	12,780,936
The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net loss	$(3,923,219)	$(1,927,665)	$(10,106,564)	$(6,739,408)
Dividends on preferred stock	(803,762)	(715,565)	(2,384,683)	(2,123,361)

Net loss available to common shareholders used in basic and diluted EPS	$(4,726,981)	$(2,643,230)	$(12,491,247)	$(8,862,769)

Weighted average number of common shares used in basic and diluted EPS	10,744,338	9,997,421	10,518,296	9,965,351
Net loss per common share – basic and diluted	$(0.44)	$(0.26)	$(1.19)	$(0.89)
Dividends on preferred stock were not paid during the three and nine months ended September 30, 2022 and 2021. Dividends on preferred stock are cumulative and have been included as an adjustment to calculate net loss available to common shareholders.

Note 11: Earnings Per Share
Basic earnings per share (“EPS”) is computed based on the weighted average number of shares actually outstanding. Diluted EPS amounts are based on the assumption that outstanding stock options are exercised at their option price with the proceeds used to purchase common stock at market value.
The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	2021	2020
Net loss	$(9,383,975)	$(11,024,537)
Dividends on preferred stock	(2,856,048)	(2,106,053)

Net loss available to common shareholders used in basic and diluted EPS	$(12,240,023)	$(13,130,590)

Weighted average number of common shares used in basic and diluted EPS	9,973,846	9,928,478
Loss per common share – basic and diluted	$(1.23)	$(1.32)
Dividends on preferred stock were not paid during the years ended December 31, 2021 and 2020. Dividends on preferred stock are cumulative and have been included as an adjustment to calculate net loss available to common shareholders.
At December 31, 2021 the Company excluded 6,122,912 potentially dilutive shares of common stock issuable upon exercise of stock options and 4,000,000 potentially dilutive shares of common stock issuable upon the exercise of warrants because of their antidilutive effect.
At December 31, 2020 the Company excluded 8,458,456 potentially dilutive shares of common stock issuable upon exercise of stock options and 4,000,000 potentially dilutive shares of common stock issuable upon the exercise of warrants because of their antidilutive effect.